Leases - Schedule of Operating Lease Liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Office lease	$ 289,264	$ 342,174	$ 0
Less: Current portion	(85,575)	(72,836)	0
Long-term portion	$ 203,689	$ 269,338	$ 0